5. Inventories (Tables)	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventories
	2015	2014

Raw materials	$1,420,800	$1,617,100
Work-in-process	442,900	366,200
Finished goods	350,000	325,900

	$2,213,700	$2,309,200